Consolidated Statements Of Comprehensive Income ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 133,125	$ 18,238	¥ 134,598	¥ 123,675
Operating costs and expenses:
Cost of revenues	66,102	9,056	65,031	63,935
Selling, general and administrative	23,620	3,236	23,519	20,514
Research and development	22,133	3,032	24,192	23,315
Total operating costs and expenses	111,855	15,324	112,742	107,764
Operating profit	21,270	2,914	21,856	15,911
Other (loss) income:
Interest income	7,962	1,091	8,009	6,245
Interest expense	(2,824)	(387)	(3,248)	(2,913)
Foreign exchange (loss) gain, net	1,076	147	595	(1,484)
Share of losses from equity method investments	(691)	(95)	(3,799)	(1,910)
Others, net	1,829	251	1,785	(5,737)
Total other (loss) income, net	7,352	1,007	3,342	(5,799)
Income before income taxes	28,622	3,921	25,198	10,112
Income taxes	4,447	609	3,649	2,578
Net income	24,175	3,312	21,549	7,534
Less: net (loss) income attributable to noncontrolling interests	415	57	1,234	(25)
Net income attributable to Baidu, Inc.	23,760	3,255	20,315	7,559
Other comprehensive income (loss):
Foreign currency translation adjustments	(766)	(105)	(913)	(751)
Unrealized (losses) gains on available-for-sale investments, net of reclassification	174	24	(201)	(392)
Unrealized gains (losses) on derivatives	(387)	(53)	(422)	1,266
Other comprehensive income (loss), net of tax	(979)	(134)	(1,536)	123
Comprehensive income	23,196	3,178	20,013	7,657
Less: comprehensive (loss) income attributable to noncontrolling interests	344	47	1,139	(456)
Comprehensive income attributable to Baidu, Inc.	¥ 22,852	$ 3,131	¥ 18,874	¥ 8,113
Common Class A and Class B
Earnings per shares:
Basic | (per share)	¥ 8.31	$ 1.14	¥ 6.98	¥ 2.5
Diluted | (per share)	¥ 8.24	$ 1.13	¥ 6.89	¥ 2.48
Weighted average number of Class A and Class B ordinary shares outstanding
Basic	2,790	2,790	2,807	2,782
Diluted	2,798	2,798	2,837	2,809
Class A Ordinary Shares
Earnings per shares:
Basic | (per share)	¥ 8.31	$ 1.14	¥ 6.98	¥ 2.5
Diluted | (per share)	¥ 8.24	$ 1.13	¥ 6.89	¥ 2.48
Weighted average number of Class A and Class B ordinary shares outstanding
Basic	2,265	2,265	2,278	2,232
Diluted	2,798	2,798	2,837	2,809
Class A Ordinary Shares | American Depositary Shares
Earnings per shares:
Basic | (per share)	¥ 66.4	$ 9.1	¥ 55.83	¥ 20.02
Diluted | (per share)	¥ 65.91	$ 9.03	¥ 55.08	¥ 19.85
Online Marketing Services
Revenues:
Total revenues	¥ 78,563	$ 10,763	¥ 81,203	¥ 74,711
Others
Revenues:
Total revenues	¥ 54,562	$ 7,475	¥ 53,395	¥ 48,964